Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 488,429,585	$ 15,951,325	$ 534,314,001	$ 458,345,579
Write-downs of inventories	$ 3,389,936	$ 110,710	$ 2,031,485	$ 647,946